Consolidated Balance Sheet (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary Shares Issued	32,890,046	31,957,958
Ordinary Shares Outstanding	32,758,632	31,732,158
Treasury Stock shares	131,414	225,800